Document and Entity Information	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Entity Registrant Name	Vertical Aerospace Ltd.
Entity Central Index Key	0001867102
Document Type	6-K
Document Period End Date	Jun. 30, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Amendment Flag	false